Revenue Recognition and Related Party Revenue (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Fees Earned By and Expenses Reimbursable to Us from Managed Funds
Summarized below is all fee and management revenue for the Investment Management segment. The revenue includes the fees and reimbursements earned by us from the Managed Funds for the three and six months ended June 30, 2018, and other revenues that are not in the scope of ASC 606, Revenue from Contracts with Customers, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended June 30, 2018			Six Months Ended June 30, 2018
	REIT II	Other Parties	Total	REIT II	Other Parties	Total
Advisory revenue:
Acquisition fees	$7	$—	$7	$162	$256	$418
Asset management fees	3,064	294	3,358	6,129	575	6,704
Other advisory fees and reimbursements	578	132	710	653	160	813
Total advisory revenue	3,649	426	4,075	6,944	991	7,935

Property Management and Services revenue:
Property management fees	2,125	364	2,489	4,204	716	4,920
Leasing commissions	1,340	162	1,502	2,512	413	2,925
Construction management fees	127	110	237	202	132	334
Other property management fees and reimbursements	188	100	288	422	243	665
Total property management and services revenue	3,780	736	4,516	7,340	1,504	8,844

Other revenue:
Insurance premiums(1)	109	437	546	189	881	1,070
Non-operating property revenue	—	137	137	—	270	270
Total fees and management income	$7,538	$1,736	$9,274	$14,473	$3,646	$18,119

(1)	Insurance premium income from other parties was from third parties not affiliated with us.

Fee Structure, Advisory Agreements
The following table summarizes the fee structure for our advisory agreements:

Fee Type	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Acquisition Fee	Point in time (upon close of transaction)	In cash upon close of transaction	Revenue is recognized based on a percentage of the contract purchase price, including acquisition expenses and any debt.
Disposition Fee	Point in time (upon close of transaction)	In cash upon completion	Revenue is recognized based on a percentage of the contract sales price.
Asset Management Fee and Subordinated Participation	Over time	Monthly, in cash and/or ownership units
Because each increment of service is distinct, although substantially the same, revenue is recognized at the end of each reporting period based on a percentage of the cost of assets under management or the applicable NAV.

Fee Structure, Management Agreements
All property management agreements have terms as follows:

Fee	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Property Management	Over time	In cash, monthly	Revenue is recognized based on a percentage of monthly cash receipts at each property.
Leasing Commissions	Point in time	In cash upon completion	Revenue is recognized based on a percentage of the contractual payments to be received per the terms of the lease and occurs when the lease is executed.
Construction Management	Point in time	In cash upon completion
Revenue is recognized based on a percentage of the cost of the construction project. Revenue recognition occurs upon completion of the contract (in the case of a normal capital improvement) or upon the tenant taking possession (in the case of a tenant improvement).

The Management Agreements have terms as follows:

Fee	Rate	Payable	Description
Property Management	4.0%	In cash, monthly	Rate is applied to monthly cash receipts at a given property.
Leasing Commissions	various	In cash upon completion	An amount equal to the leasing fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Construction Management	various	In cash upon completion	An amount equal to the fees charged by unaffiliated persons rendering comparable services in the same geographic location.

Receivables, Related Party
Summarized below is the detail of our outstanding receivable balance from related parties as of June 30, 2018 and December 31, 2017, respectively (in thousands):

	June 30, 2018		December 31, 2017
	REIT II	Other Parties	REIT II	Other Parties
Contract receivables:
Advisory	$365	$5	$256	$51
Property management and services	1,142	197	1,264	128
Total contract receivables	1,507	202	1,520	179
Other	129	4,036	72	4,331
Total	$1,636	$4,238	$1,592	$4,510